Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right-of-Use Assets

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at December 31, 2023		588,359	290,358	3,814	882,531
Other additions		116,440	90,876	712	208,028
Additions through business combinations	5	75,086	40,297	1,454	116,837
Derecognition*		(41,580)	(66,563)	(417)	(108,560)
Effect of movements in exchange rates		(37,320)	(23,076)	(94)	(60,490)
Balance at December 31, 2024		700,985	331,892	5,469	1,038,346
Other additions		126,536	62,376	451	189,363
Additions through business combinations	5	32,543	5,232	-	37,775
Derecognition*		(42,790)	(74,502)	(2,488)	(119,780)
Effect of movements in exchange rates		23,946	12,634	69	36,649
Balance at December 31, 2025		841,220	337,632	3,501	1,182,353

Depreciation
Balance at December 31, 2023		330,515	124,677	1,709	456,901
Depreciation		82,112	85,897	1,496	169,505
Derecognition*		(29,960)	(62,520)	(350)	(92,830)
Effect of movements in exchange rates		(21,506)	(10,387)	(85)	(31,978)
Balance at December 31, 2024		361,161	137,667	2,770	501,598
Depreciation		92,915	79,389	458	172,762
Derecognition*		(37,473)	(63,267)	(1,159)	(101,899)
Effect of movements in exchange rates		14,348	5,282	46	19,676
Balance at December 31, 2025		430,951	159,071	2,115	592,137

Net carrying amounts
At December 31, 2024		339,824	194,225	2,699	536,748
At December 31, 2025		410,269	178,561	1,386	590,216

* Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.